CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2025	2024

Denominated in U.S. dollars	852	3,469
Denominated in NIS	1,022	2,230
Denominated in Euro	607	1,876

	2,481	7,575